Offsets	Jun. 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ford Credit Auto Receivables Two LLC
Form or Filing Type	SF-3
File Number	333-281130
Initial Filing Date	Nov. 26, 2024
Fee Offset Claimed	$ 56,984.20
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Asset-Backed Notes, Series FCAOT 2026-A
Unsold Securities Associated with Fee Offset Claimed | shares	412,630,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 412,630,000.00
Termination / Withdrawal Statement	The Registrant previously registered $1,805,260,000 of securities on March 12, 2026 under the registration statement declared effective on November 26, 2024 of which this prospectus is a part, $412,630,000 of which securities remain unsold. The Registrant has completed the offering related to the unsold securities for which a filing fee of $56,984.20 was previously paid on March 12, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ford Credit Auto Receivables Two LLC
Form or Filing Type	SF-3
File Number	333-281130
Filing Date	Mar. 12, 2026
Fee Paid with Fee Offset Source	$ 56,984.20